Loans and Allowance for Loan Losses (Details 3) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Risk rated loans	$ 311,468	$ 320,127	$ 316,940
Consumer
Risk rated loans	19,367	18,657	16,709
Consumer | Performing
Risk rated loans	19,334	18,634
Consumer | Nonperforming
Risk rated loans	33	23
Construction Real Estate
Risk rated loans	1,056	1,169	853
Construction Real Estate | Performing
Risk rated loans	1,056	1,169
Construction Real Estate | Nonperforming
Risk rated loans
Residential Real Estate
Risk rated loans	98,578	96,437	97,399
Residential Real Estate | Performing
Risk rated loans	98,018	95,732
Residential Real Estate | Nonperforming
Risk rated loans	$ 560	$ 705